Notes to the Consolidated Statement of Cash Flows as Restated - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non cash additions to interest-bearing loans and borrowings	$ 119.7
Non cash fair value loss of warrant liability	6.2
Non-cash additions to right-of-use assets	0.7	$ 0.5	$ 2.2
Non-cash additions to lease liabilities	0.7	0.5	2.2
Non cash additions to lease receivables	0.3	0.6	0.7
Settled lease receivables	0.2		0.7
Convertible Redeemable Preferred Shares
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash additions to finance costs		1.5
Non-cash other payable		1.5
Fair value loss of convertible redeemable preferred shares		80.0
Other Payables and Accruals
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Assets leased from the collaboration partner	7.6	5.2	6.8
Non-cash additions to property, plant and equipment	6.7	$ 8.6	2.2
Nanjing Probio Biotech Co., Ltd. and Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Non-cash prepayment in exchange of research and development service	$ 1.5
Genscript USA Incorporated
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Settlement of balance due to related party			4.4
Outstanding due from related party			5.5
Genscript Biotech Corporation
Disclosure of Notes to Consolidated Statement of Cash Flows [Line Items]
Outstanding due from related party			$ 19.5